PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Aerospace & Defense – 3.6%
282,355	Leonardo DRS, Inc.(a)	$4,896,036
44,777	Moog, Inc., Class A	4,855,170
63,034	V2X, Inc.(a)	3,123,965

		12,875,171

	Automobile Components – 0.5%
13,112	LCI Industries	1,656,832

	Banks – 9.2%
84,723	Ameris Bancorp	2,898,374
37,582	Axos Financial, Inc.(a)	1,482,234
128,797	Cadence Bank	2,529,573
185,456	Home BancShares, Inc.	4,228,397
187,288	OceanFirst Financial Corp.	2,925,439
46,363	Pinnacle Financial Partners, Inc.	2,626,464
55,522	Popular, Inc.	3,360,191
53,888	Prosperity Bancshares, Inc.	3,043,594
46,588	SouthState Corp.	3,065,490
56,801	Wintrust Financial Corp.	4,124,889
65,775	WSFS Financial Corp.	2,481,033

		32,765,678

	Biotechnology – 1.7%
82,843	Alkermes PLC(a)	2,592,986
15,919	United Therapeutics Corp.(a)	3,514,119

		6,107,105

	Building Products – 3.5%
69,873	Griffon Corp.	2,815,882
220,927	Janus International Group, Inc.(a)	2,355,082
120,044	Quanex Building Products Corp.	3,223,181
43,441	UFP Industries, Inc.	4,215,949

		12,610,094

	Capital Markets – 0.8%
49,001	Stifel Financial Corp.	2,923,890

	Chemicals – 3.1%
28,774	Ashland, Inc.	2,500,748
44,884	Cabot Corp.	3,002,291
276,487	Ecovyst, Inc.(a)	3,168,541
247,262	LSB Industries, Inc.(a)	2,435,531

		11,107,111

	Commercial Services & Supplies – 2.1%
35,359	Clean Harbors, Inc.(a)	5,814,081
32,506	VSE Corp.	1,777,753

		7,591,834

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 0.7%
227,920	Viavi Solutions, Inc.(a)	$2,582,334

	Construction & Engineering – 2.5%
20,352	AECOM	1,723,611
59,085	Arcosa, Inc.	4,476,870
127,640	MDU Resources Group, Inc.	2,672,782

		8,873,263

	Construction Materials – 0.8%
63,526	Knife River Corp.(a)	2,763,381

	Consumer Staples Distribution & Retail – 1.0%
77,113	Andersons, Inc.	3,558,765

	Electric Utilities – 0.8%
45,865	ALLETE, Inc.	2,658,794

	Electrical Equipment – 1.0%
22,289	Atkore, Inc.(a)	3,475,747

	Electronic Equipment, Instruments & Components – 6.5%
93,273	Kimball Electronics, Inc.(a)	2,577,133
7,870	Littelfuse, Inc.	2,292,610
50,834	Methode Electronics, Inc.	1,703,956
29,874	National Instruments Corp.	1,714,767
15,143	Rogers Corp.(a)	2,452,106
37,938	TD SYNNEX Corp.	3,566,172
204,370	TTM Technologies, Inc.(a)	2,840,743
182,492	Vontier Corp.	5,878,067

		23,025,554

	Energy Equipment & Services – 5.5%
101,752	ChampionX Corp.	3,158,382
209,933	Newpark Resources, Inc.(a)	1,097,950
115,215	Noble Corp. PLC(a)	4,759,532
69,275	Tidewater, Inc.(a)	3,840,606
101,544	Weatherford International PLC(a)	6,744,552

		19,601,022

	Entertainment – 0.8%
68,079	Liberty Media Corp.-Liberty Braves, Class C(a)	2,697,290

	Financial Services – 3.8%
100,330	Cannae Holdings, Inc.(a)	2,027,669
32,125	Euronet Worldwide, Inc.(a)	3,770,511
31,679	Federal Agricultural Mortgage Corp., Class C	4,553,540
126,486	International Money Express, Inc.(a)	3,102,702

		13,454,422

	Food Products – 1.0%
11,264	J&J Snack Foods Corp.	1,783,767

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
99,871	Nomad Foods Ltd.(a)	$1,749,740

		3,533,507

	Health Care Equipment & Supplies – 4.8%
20,359	CONMED Corp.	2,766,584
49,756	Embecta Corp.	1,074,730
93,376	Inmode Ltd.(a)	3,487,594
63,366	Lantheus Holdings, Inc.(a)	5,317,675
22,526	UFP Technologies, Inc.(a)	4,366,665

		17,013,248

	Health Care Providers & Services – 3.3%
23,398	AMN Healthcare Services, Inc.(a)	2,553,190
109,292	Option Care Health, Inc.(a)	3,550,897
67,467	Tenet Healthcare Corp.(a)	5,490,464

		11,594,551

	Health Care Technology – 0.5%
153,503	Veradigm, Inc.(a)	1,934,138

	Hotels, Restaurants & Leisure – 1.9%
26,776	Churchill Downs, Inc.	3,726,416
23,880	Marriott Vacations Worldwide Corp.	2,930,554

		6,656,970

	Household Durables – 2.0%
65,507	KB Home	3,387,367
58,312	Skyline Champion Corp.(a)	3,816,520

		7,203,887

	Household Products – 0.7%
32,190	Spectrum Brands Holdings, Inc.	2,512,429

	Industrial REITs – 1.0%
102,993	STAG Industrial, Inc.	3,695,389

	Insurance – 1.4%
71,461	Employers Holdings, Inc.	2,673,356
50,561	Kemper Corp.	2,440,074

		5,113,430

	Leisure Products – 1.0%
42,523	Brunswick Corp.	3,684,193

	Machinery – 4.5%
27,652	Albany International Corp., Class A	2,579,379
63,693	Columbus McKinnon Corp.	2,589,120
71,107	Crane NXT Co.	4,013,279
22,603	Kadant, Inc.	5,020,126
71,656	Wabash National Corp.	1,837,260

		16,039,164

Shares	Description	Value (†)
Common Stocks – continued
	Marine Transportation – 0.7%
188,113	Genco Shipping & Trading Ltd.	$2,639,225

	Media – 1.6%
57,261	John Wiley & Sons, Inc., Class A	1,948,592
52,276	Scholastic Corp.	2,033,013
71,225	Thryv Holdings, Inc.(a)	1,752,135

		5,733,740

	Metals & Mining – 0.5%
60,750	Arconic Corp.(a)	1,796,985

	Office REITs – 1.0%
122,310	Equity Commonwealth	2,478,001
80,083	Postal Realty Trust, Inc., Class A	1,178,021

		3,656,022

	Oil, Gas & Consumable Fuels – 4.6%
63,918	Antero Resources Corp.(a)	1,472,031
73,427	California Resources Corp.	3,325,509
95,682	Delek U.S. Holdings, Inc.	2,291,584
54,865	International Seaways, Inc.	2,098,038
336,716	Kosmos Energy Ltd.(a)	2,016,929
147,692	Northern Oil & Gas, Inc.	5,068,789

		16,272,880

	Personal Care Products – 1.3%
126,019	BellRing Brands, Inc.(a)	4,612,295

	Pharmaceuticals – 2.3%
38,069	ANI Pharmaceuticals, Inc.(a)	2,049,254
78,268	Pacira BioSciences, Inc.(a)	3,136,199
101,850	Supernus Pharmaceuticals, Inc.(a)	3,061,611

		8,247,064

	Professional Services – 3.9%
282,136	Alight, Inc., Class A(a)	2,606,937
29,290	Concentrix Corp.	2,365,167
49,505	CSG Systems International, Inc.	2,610,894
11,432	Insperity, Inc.	1,359,951
43,739	Korn Ferry	2,166,830
23,179	Science Applications International Corp.	2,607,174

		13,716,953

	Real Estate Management & Development – 0.8%
30,143	Colliers International Group, Inc.	2,959,741

	Retail REITs – 0.8%
44,145	Agree Realty Corp.	2,886,642

	Semiconductors & Semiconductor Equipment – 2.6%
78,140	Rambus, Inc.(a)	5,014,244
106,673	Semtech Corp.(a)	2,715,895

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
41,645	Tower Semiconductor Ltd.(a)	$1,562,520

		9,292,659

	Specialty Retail – 1.3%
33,670	Boot Barn Holdings, Inc.(a)	2,851,512
47,067	Valvoline, Inc.	1,765,483

		4,616,995

	Technology Hardware, Storage & Peripherals – 1.2%
16,969	Super Micro Computer, Inc.(a)	4,229,523

	Textiles, Apparel & Luxury Goods – 0.9%
29,776	Crocs, Inc.(a)	3,348,013

	Trading Companies & Distributors – 3.8%
150,338	Alta Equipment Group, Inc.	2,605,358
206,308	Custom Truck One Source, Inc.(a)	1,390,516
24,504	Herc Holdings, Inc.	3,353,372
40,550	McGrath RentCorp	3,750,064
237,804	MRC Global, Inc.(a)	2,394,686

		13,493,996

	Water Utilities – 0.5%
146,605	Pure Cycle Corp.(a)	1,612,655

	Wireless Telecommunication Services – 0.4%
79,442	U.S. Cellular Corp.(a)	1,400,562

	Total Common Stocks (Identified Cost $253,142,222)	349,825,143

Principal Amount
Short-Term Investments – 1.4%
$5,065,453	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $5,066,424 on 7/03/2023 collateralized by $5,443,500 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $5,166,795 including accrued interest(b) (Identified Cost $5,065,453)	5,065,453

	Total Investments – 99.6% (Identified Cost $258,207,675)	354,890,596
	Other assets less liabilities – 0.4%	1,447,045

	Net Assets – 100.0%	$356,337,641

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$349,825,143	$—	$—	$349,825,143
Short-Term Investments	—	5,065,453	—	5,065,453

Total	$349,825,143	$5,065,453	$—	$354,890,596

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2023 (Unaudited)

Banks	9.2%
Electronic Equipment, Instruments & Components	6.5
Energy Equipment & Services	5.5
Health Care Equipment & Supplies	4.8
Oil, Gas & Consumable Fuels	4.6
Machinery	4.5
Professional Services	3.9
Trading Companies & Distributors	3.8
Financial Services	3.8
Aerospace & Defense	3.6
Building Products	3.5
Health Care Providers & Services	3.3
Chemicals	3.1
Semiconductors & Semiconductor Equipment	2.6
Construction & Engineering	2.5
Pharmaceuticals	2.3
Commercial Services & Supplies	2.1
Household Durables	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	1.4

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%